Capital and financial risk management - Credit risk - Operating activities - Trade receivables (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018
Current
Credit risk for trade receivables
Trade receivables	€ 3,958	€ 3,389